Organization and Overview of the Business (Details) customer in Millions, $ in Billions	12 Months Ended
Dec. 31, 2020 USD ($) customer segment
Organization And Overview Of Business [Line Items]
Number of segments | segment	2
Utilities
Organization And Overview Of Business [Line Items]
Number of customers	1.7
Utilities customers, base rate | $	$ 4.3
Utilities | Storage services
Organization And Overview Of Business [Line Items]
Number of customers	0.5
Midstream | Ridley Island Propane Terminal
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest (percent)	70.00%
Midstream | Ferndale Terminal
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest (percent)	74.00%
Midstream | Petrogas Preferred Shares
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest (percent)	74.00%